Related Party Disclosures - Summary of Fees for Directors Stevanato Group S.p.A. (Details) - Directors of Stevanato Group S.p.A. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 2,196	€ 1,688	€ 1,475
Fixed remuneration Fringe benefits	14	28	21
Pension expense	50	50	50
Long Term Benefits	(2,966)	412	127
Share based compensation	350
Total remuneration	€ (356)	€ 2,178	€ 1,673